Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at beginning of period at Dec. 31, 2011	$ 49,429	$ 18,629	$ 9,994	$ 24,391	$ (5,015)	$ 1,430
Net Income	4,547			4,547
Other comprehensive income (loss)	434					434
Stock options exercised	12		(20)	(7)	39
Cash dividends declared	(1,969)			(1,969)
Balance at end of period at Dec. 31, 2012	52,453	18,629	9,974	26,962	(4,976)	1,864
Net Income	5,240			5,240
Other comprehensive income (loss)	(3,320)					(3,320)
Stock options exercised	8		(10)		18
Cash dividends declared	(1,970)			(1,970)
Balance at end of period at Dec. 31, 2013	52,411	18,629	9,964	30,232	(4,958)	(1,456)
Net Income	5,884			5,884
Other comprehensive income (loss)	1,174					1,174
Stock options exercised	7		(80)		87
Cash dividends declared	(2,026)			(2,026)
Balance at end of period at Dec. 31, 2014	$ 57,450	$ 18,629	$ 9,884	$ 34,090	$ (4,871)	$ (282)